Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives, Property and Equipment, Net	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Electronic equipment	3 years
Vehicles	10 years

Schedule of Estimated Useful Lives, Intangible Assets	Estimated useful lives are as follows:
Category	Estimated useful lives
Digital assets	5 years

Schedule of Basic and Diluted (Loss) Earnings Per Share

The following table sets forth the computation of basic and diluted (loss) earnings per share for the fiscal years ended June 30, 2026, 2025, and 2024:

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Numerator:
Net (loss) income – basic	$(9,536,245)	$3,876,680	$1,291,667
Add: change in fair value of warrants liabilities	—	(706,668)	—
Net (loss) income for the year - diluted	$(9,536,245)	$3,170,012	$1,291,667

Denominator:
Weighted average shares outstanding - basic	24,680	912	478
Add: effect of dilutive securities	—	24	—
Weighted average shares outstanding - diluted	24,680	936	478

Earnings (loss) earnings per share - basic	$(386.40)	$4,251.81	$2,701.53
Earnings (loss) earnings per share - diluted	$(386.40)	$3,385.53	$2,701.53

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the CFS:
	June 30, 2026	June 30, 2025	June 30, 2024
Period-end spot rate	6.8109	7.1586	7.1268

	For the Years Ended June 30,
	2026	2025	2024
Average rate	7.0034	7.1599	7.1592